Financial Risk Review (Details) - Schedule of Financial Instruments - Foreign Currency Risk [Member]	Dec. 31, 2023 TZS (Tsh)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 TZS (Tsh)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 ZAR (R)
Financial Risk Review (Details) - Schedule of Financial Instruments [Line Items]
Cash in banks (in Pounds)	Tsh 1,259,494,294	£ 620,208	$ 2,587,533	€ 133,685	R 937,684	Tsh 600,859,075	£ 359,021	$ 1,456,988
Prepaid expenses (in Pounds)		134,828	238,181
Trade and other payables (in Pounds)		489,117	743,959				77,301	919,785
Cash in banks	1,259,494,294	620,208	2,587,533	133,685	937,684	600,859,075	359,021	1,456,988
Trade receivables			112,069
Prepaid expenses		134,828	238,181
Trade and other payables		489,117	743,959				77,301	919,785
Cash in banks (in Euro)	1,259,494,294	620,208	2,587,533	133,685	937,684	600,859,075	359,021	1,456,988
Cash in banks (in Shillings)	1,259,494,294	620,208	2,587,533	133,685	937,684	600,859,075	359,021	1,456,988
Cash in banks (in Rand)	Tsh 1,259,494,294	£ 620,208	$ 2,587,533	€ 133,685	R 937,684	Tsh 600,859,075	£ 359,021	$ 1,456,988